Convertible debentures (Details) - USD ($) $ in Thousands		1 Months Ended
	Sep. 02, 2020	Aug. 20, 2020	Jul. 27, 2020	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Principal				$ 7,000
Fair Value				$ 6,062
Tranche A Debentures [Member]
IfrsStatementLineItems [Line Items]
Principal	$ 1,000	$ 2,000	$ 4,000
Maturity Date	Mar. 01, 2022	Feb. 20, 2022	Jan. 27, 2022
Interest Rate	0.00%	0.00%	0.00%
Fair Value	$ 914	$ 1,716	$ 3,432